Accrued expenses and other current liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities
	September 30,	September 30,
	2024	2023

Payroll payable	$277,383	$528,902
Interest payable	-	157,801
Accrued expenses	26,050	473,837
Accrued expenses and other current liabilities	$303,433	$1,160,540